ORGANIZATION AND BUSINESS BACKGROUND (Tables)	12 Months Ended
Jun. 30, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of financial statement balances and amounts of the VIE
The following tables set forth the financial statement balances and amounts of the VIE that were included in the consolidated financial statements:

	June 30,
	2020	2021
Current assets	$9,708	$5,588
Non-current assets	183	37

Total assets	9,891	5,625

Current liabilities	$6,919	$3,230

Total liabilities	6,919	3,230

	Year ended June 30,
	2020	2021
Net revenue	$981	$46
Cost of revenue (1)	(2,147)	(2,177)
Net profit	3,128	2,223
Net cash provided by (used in) operating activities	1,120	(451)

(1)	Cost of revenue is in credit side because of the reversal of warranties provision which was overprovided in previous years.